Share capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 29, 2022
Notes and other explanatory information [abstract]
Number of shares authorised	100,000,000	100,000,000
Number of shares authorised euro	1,000,000	1,000,000
Number of shares issued and fully paid	25,000,000	25,000,000	20,000,000	12,258,458
Number of shares issued and fully paid euro	250,000	250,000